PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

As of:	(Unaudited) March 31, 2022	December 31, 2021
Facility	$462,756	$-
Equipment	381,170	-
Computer equipment	11,039	10,962
Less: accumulated depreciation	(1,932)	(1,367)
Property and equipment, net	$853,033	$9,595
Property and equipment consist of the following:
As of December 31, 2021
Computer equipment	$10,962
Less: accumulated depreciation	(1,367)
Property and equipment, net	$9,595